Schedule of Investments (unaudited)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 4.75%,
03/30/30 (Call 12/30/29)	$1,157	$1,139,339
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	1,257	1,094,518
4.20%, 06/01/30 (Call 03/01/30)	1,112	1,071,897
		3,305,754
Aerospace & Defense — 2.1%
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	1,470	1,309,986
5.15%, 05/01/30 (Call 02/01/30)	7,926	7,940,339
General Dynamics Corp., 3.63%, 04/01/30
(Call 01/01/30)	2,030	1,930,684
Lockheed Martin Corp., 1.85%, 06/15/30
(Call 03/15/30)	1,060	906,898
Northrop Grumman Corp., 4.40%, 05/01/30
(Call 02/01/30)	1,662	1,641,745
RTX Corp., 2.25%, 07/01/30 (Call 04/01/30)	1,978	1,709,202
		15,438,854
Agriculture — 2.0%
Altria Group Inc., 3.40%, 05/06/30 (Call 02/06/30)	1,590	1,446,881
Archer-Daniels-Midland Co., 3.25%, 03/27/30
(Call 12/27/29)	2,136	1,961,236
BAT Capital Corp.
4.91%, 04/02/30 (Call 01/02/30)	1,910	1,880,562
6.34%, 08/02/30 (Call 06/02/30)	1,883	1,982,272
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(a)	1,424	1,173,648
2.10%, 05/01/30 (Call 02/01/30)	1,192	1,024,847
5.13%, 02/15/30 (Call 12/15/29)(a)	4,000	4,066,780
5.50%, 09/07/30 (Call 07/07/30)	1,255	1,298,794
		14,835,020
Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30
(Call 11/10/29)(a)	962	844,132
United Airlines Pass Through Trust, Series 2018-1,
Class AA, 3.50%, 09/01/31(a)	551	502,951
		1,347,083
Apparel — 0.9%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)(a)	2,833	2,597,072
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	1,063	962,163
Tapestry Inc., 7.70%, 11/27/30 (Call 09/27/30)	1,880	1,997,558
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	1,495	1,255,014
		6,811,807
Auto Manufacturers — 2.8%
American Honda Finance Corp.
4.60%, 04/17/30(a)	1,255	1,252,276
5.85%, 10/04/30	914	975,868
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	1,250	1,042,256
Ford Motor Co., 9.63%, 04/22/30 (Call 01/22/30)	775	908,944
Ford Motor Credit Co. LLC
4.00%, 11/13/30 (Call 08/13/30)	3,075	2,741,705
7.20%, 06/10/30 (Call 04/10/30)(a)	1,570	1,668,654
7.35%, 03/06/30 (Call 01/06/30)(a)	2,100	2,243,654
General Motors Financial Co. Inc.
3.60%, 06/21/30 (Call 03/21/30)(a)	2,115	1,914,825
5.85%, 04/06/30 (Call 02/06/30)(a)	1,858	1,908,399
Toyota Motor Credit Corp.
2.15%, 02/13/30(a)	1,484	1,301,756
Security	Par (000)	Value

Auto Manufacturers (continued)
3.38%, 04/01/30	$1,905	$1,782,657
4.55%, 05/17/30	1,260	1,260,668
5.55%, 11/20/30	1,910	2,004,412
		21,006,074
Auto Parts & Equipment — 0.3%
Lear Corp., 3.50%, 05/30/30 (Call 02/28/30)	705	636,215
Magna International Inc., 2.45%, 06/15/30
(Call 03/15/30)	1,356	1,186,121
		1,822,336
Banks — 7.0%
Banco Santander SA
2.75%, 12/03/30	2,728	2,250,064
3.49%, 05/28/30	1,862	1,683,375
Bank of Nova Scotia (The), 4.85%, 02/01/30(a)	2,407	2,399,654
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)(a)	507	472,225
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	489	412,564
3.25%, 04/30/30 (Call 01/30/30)(a)	1,430	1,262,858
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)	867	740,651
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	850	821,333
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	3,766	3,308,235
3.80%, 03/15/30 (Call 12/15/29)(a)	4,804	4,516,318
HSBC Holdings PLC, 4.95%, 03/31/30	4,792	4,778,693
Huntington Bancshares Inc./OH, 2.55%, 02/04/30
(Call 01/04/30)	1,542	1,319,685
Huntington National Bank (The), 5.65%, 01/10/30
(Call 11/10/29)	1,540	1,559,901
JPMorgan Chase & Co., 8.75%, 09/01/30	985	1,178,466
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	2,230	1,880,759
2.56%, 02/25/30	2,032	1,782,107
Northern Trust Corp., 1.95%, 05/01/30
(Call 02/01/30)(a)	1,700	1,462,457
PNC Financial Services Group Inc. (The), 2.55%,
01/22/30 (Call 10/24/29)	3,612	3,156,521
State Street Corp., 2.40%, 01/24/30(a)	1,721	1,536,347
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30	2,775	2,342,661
2.14%, 09/23/30(a)	1,670	1,386,753
2.75%, 01/15/30(a)	2,774	2,458,769
5.71%, 01/13/30	2,210	2,291,904
5.85%, 07/13/30	990	1,034,830
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	2,242	1,868,092
Truist Financial Corp., 1.95%, 06/05/30
(Call 03/05/30)	1,438	1,199,598
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)(a)	2,208	1,778,039
Westpac Banking Corp., 2.65%, 01/16/30(a)	1,349	1,212,522
		52,095,381
Beverages — 2.2%
Anheuser-Busch InBev Worldwide Inc., 3.50%,
06/01/30 (Call 03/01/30)	3,140	2,965,776
Coca-Cola Co. (The)
1.65%, 06/01/30	2,602	2,211,523
3.45%, 03/25/30	2,147	2,039,294
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30
(Call 10/22/29)	1,067	957,678
Constellation Brands Inc., 2.88%, 05/01/30
(Call 02/01/30)	1,314	1,171,608

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC, 2.00%, 04/29/30
(Call 01/29/30)(a)	$2,123	$1,833,738
Keurig Dr Pepper Inc., 3.20%, 05/01/30
(Call 02/01/30)	1,303	1,190,867
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	1,715	1,448,703
2.75%, 03/19/30 (Call 12/19/29)	2,377	2,160,814
		15,980,001
Biotechnology — 2.0%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)(a)	2,365	2,092,477
5.25%, 03/02/30 (Call 01/02/30)	5,037	5,164,646
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)(a)	3,000	2,555,736
Gilead Sciences Inc., 1.65%, 10/01/30
(Call 07/01/30)(a)	1,960	1,636,463
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	2,340	1,932,646
Royalty Pharma PLC, 2.20%, 09/02/30
(Call 06/02/30)(a)	2,050	1,719,177
		15,101,145
Building Materials — 1.2%
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	3,907	3,487,461
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA, 1.75%, 09/15/30
(Call 06/15/30)(a)	1,350	1,120,898
Martin Marietta Materials Inc., Series CB, 2.50%,
03/15/30 (Call 12/15/29)	934	825,280
Masco Corp., 2.00%, 10/01/30 (Call 07/01/30)	731	604,751
Mohawk Industries Inc., 3.63%, 05/15/30
(Call 02/15/30)(a)	525	487,387
Owens Corning, 3.88%, 06/01/30 (Call 03/01/30)	736	689,836
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	1,615	1,494,480
		8,710,093
Chemicals — 1.6%
Air Products and Chemicals Inc., 2.05%, 05/15/30
(Call 02/15/30)(a)	1,788	1,551,150
Celanese U.S. Holdings LLC, 6.55%, 11/15/30
(Call 09/15/30)	1,915	2,024,931
Dow Chemical Co. (The), 2.10%, 11/15/30
(Call 08/15/30)(a)	1,835	1,561,858
Ecolab Inc., 4.80%, 03/24/30 (Call 12/24/29)	1,482	1,508,169
EIDP Inc., 2.30%, 07/15/30 (Call 04/15/30)(a)	918	801,701
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	1,160	951,581
LYB International Finance III LLC, 2.25%, 10/01/30
(Call 07/01/30)(a)	892	758,772
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)	1,095	985,080
PPG Industries Inc., 2.55%, 06/15/30
(Call 03/15/30)(a)	390	340,348
Sherwin-Williams Co. (The), 2.30%, 05/15/30
(Call 02/15/30)	1,030	896,166
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	614	559,689
		11,939,445
Coal — 0.1%
Teck Resources Ltd., 3.90%, 07/15/30
(Call 04/15/30)(a)	640	594,893

Commercial Services — 1.6%
Automatic Data Processing Inc., 1.25%, 09/01/30
(Call 06/01/30)	1,752	1,438,486
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	1,345	1,231,558
Security	Par (000)	Value

Commercial Services (continued)
Emory University, Series 2020, 2.14%, 09/01/30
(Call 06/01/30)(a)	$518	$450,108
Equifax Inc., 3.10%, 05/15/30 (Call 02/15/30)	1,135	1,019,456
Global Payments Inc., 2.90%, 05/15/30
(Call 02/15/30)(a)	1,790	1,573,142
PayPal Holdings Inc., 2.30%, 06/01/30
(Call 03/01/30)	1,910	1,656,161
Quanta Services Inc., 2.90%, 10/01/30
(Call 07/01/30)(a)	1,960	1,719,497
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	1,484	1,350,086
S&P Global Inc., 1.25%, 08/15/30 (Call 05/15/30)	1,167	948,756
Yale University, Series 2020, 1.48%, 04/15/30
(Call 01/15/30)	708	597,181
		11,984,431
Computers — 1.8%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,180	1,018,264
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	2,148	1,777,243
1.65%, 05/11/30 (Call 02/11/30)(a)	3,052	2,604,442
4.15%, 05/10/30 (Call 03/10/30)	682	681,311
Dell International LLC/EMC Corp., 6.20%, 07/15/30
(Call 04/15/30)	1,590	1,693,664
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)(a)	855	780,173
International Business Machines Corp., 1.95%,
05/15/30 (Call 02/15/30)	2,488	2,127,849
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	1,075	1,028,241
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	1,329	1,167,051
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	862	742,117
		13,620,355
Cosmetics & Personal Care — 1.0%
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30
(Call 01/15/30)(a)	1,480	1,311,348
Kenvue Inc., 5.00%, 03/22/30 (Call 01/22/30)	1,445	1,477,650
Procter & Gamble Co. (The)
1.20%, 10/29/30	2,186	1,796,268
3.00%, 03/25/30	2,634	2,452,723
Unilever Capital Corp., 1.38%, 09/14/30
(Call 06/14/30)	830	682,484
		7,720,473
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.15%, 09/30/30 (Call 07/30/30)	1,550	1,615,120
Affiliated Managers Group Inc., 3.30%, 06/15/30
(Call 03/15/30)(a)	644	575,989
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	1,246	1,096,598
3.13%, 12/01/30 (Call 09/01/30)	1,455	1,266,908
Brookfield Finance Inc., 4.35%, 04/15/30
(Call 01/15/30)	1,473	1,415,421
Cboe Global Markets Inc., 1.63%, 12/15/30
(Call 09/15/30)(a)	1,101	904,015
Charles Schwab Corp. (The), 4.63%, 03/22/30
(Call 12/22/29)(a)	1,192	1,190,544
Franklin Resources Inc., 1.60%, 10/30/30
(Call 07/30/30)(a)	1,684	1,374,781
Intercontinental Exchange Inc., 2.10%, 06/15/30
(Call 03/15/30)(a)	2,555	2,186,524
Jefferies Financial Group Inc., 4.15%, 01/23/30	1,932	1,825,951
Mastercard Inc., 3.35%, 03/26/30 (Call 12/26/29)(a)	2,680	2,534,808

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nomura Holdings Inc.
2.68%, 07/16/30(a)	$1,922	$1,645,969
3.10%, 01/16/30	2,846	2,530,211
Raymond James Financial Inc., 4.65%, 04/01/30
(Call 01/01/30)	1,071	1,073,032
Stifel Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)	635	581,715
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	2,683	2,345,528
		24,163,114
Electric — 6.5%
AEP Texas Inc., Series I, 2.10%, 07/01/30
(Call 04/01/30)	1,160	976,371
Alabama Power Co., Series 20-A, 1.45%, 09/15/30
(Call 06/15/30)	1,106	904,737
Ameren Illinois Co., 1.55%, 11/15/30 (Call 08/15/30)	915	747,762
American Electric Power Co. Inc., 2.30%, 03/01/30
(Call 12/01/29)	636	546,530
Berkshire Hathaway Energy Co., 3.70%, 07/15/30
(Call 04/15/30)(a)	2,039	1,914,705
Black Hills Corp., 2.50%, 06/15/30 (Call 03/15/30)	568	477,811
CenterPoint Energy Inc., 2.95%, 03/01/30
(Call 12/01/29)(a)	700	625,886
Commonwealth Edison Co., 2.20%, 03/01/30
(Call 12/01/29)(a)	605	524,024
Consolidated Edison Co. of New York Inc., Series
20A, 3.35%, 04/01/30 (Call 01/01/30)	1,220	1,136,998
Dominion Energy Inc., Series C, 3.38%, 04/01/30
(Call 01/01/30)(a)	2,884	2,636,349
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)	1,113	975,988
DTE Energy Co., 2.95%, 03/01/30 (Call 12/01/29)	580	514,308
Duke Energy Carolinas LLC, 2.45%, 02/01/30
(Call 11/01/29)	840	743,448
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)	1,612	1,402,866
Duke Energy Florida LLC, 1.75%, 06/15/30
(Call 03/15/30)	863	720,111
Duke Energy Ohio Inc., 2.13%, 06/01/30
(Call 03/01/30)	730	620,666
Entergy Corp., 2.80%, 06/15/30 (Call 03/15/30)	1,072	941,669
Entergy Louisiana LLC, 1.60%, 12/15/30
(Call 09/15/30)(a)	598	480,900
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30
(Call 03/01/30)	762	656,599
Eversource Energy, Series R, 1.65%, 08/15/30
(Call 05/15/30)	1,005	812,373
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	2,567	2,447,780
Florida Power & Light Co., 4.63%, 05/15/30
(Call 03/15/30)(a)	879	884,298
Interstate Power & Light Co., 2.30%, 06/01/30
(Call 03/01/30)	707	604,876
IPALCO Enterprises Inc., 4.25%, 05/01/30
(Call 02/01/30)	940	881,414
National Rural Utilities Cooperative Finance Corp.,
2.40%, 03/15/30 (Call 12/15/29)	674	588,332
Nevada Power Co., Series DD, 2.40%, 05/01/30
(Call 02/01/30)	688	597,807
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	3,753	3,204,102
5.00%, 02/28/30 (Call 12/28/29)(a)	1,135	1,142,154
NSTAR Electric Co., 3.95%, 04/01/30 (Call 01/01/30)	910	869,893
Ohio Power Co., Series P, 2.60%, 04/01/30
(Call 01/01/30)	682	597,518
Security	Par (000)	Value

Electric (continued)
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	$684	$622,164
3.30%, 03/15/30 (Call 09/15/29)	459	419,082
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30
(Call 02/15/30)	1,338	1,198,895
Pacific Gas and Electric Co., 4.55%, 07/01/30
(Call 01/01/30)	5,738	5,485,966
PacifiCorp, 2.70%, 09/15/30 (Call 06/15/30)(a)	842	732,876
PPL Capital Funding Inc., 4.13%, 04/15/30
(Call 01/15/30)	548	520,728
Public Service Electric & Gas Co., 2.45%, 01/15/30
(Call 10/15/29)	629	555,589
Public Service Enterprise Group Inc., 1.60%, 08/15/30
(Call 05/15/30)(a)	877	716,066
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)(a)	1,040	957,493
San Diego Gas & Electric Co., Series VVV, 1.70%,
10/01/30 (Call 07/01/30)	1,437	1,187,658
Southern California Edison Co., 2.25%, 06/01/30
(Call 03/01/30)	1,075	922,098
Southern Co. (The), Series A, 3.70%, 04/30/30
(Call 01/30/30)(a)	2,010	1,889,448
Tucson Electric Power Co., 1.50%, 08/01/30
(Call 05/01/30)	560	456,511
Union Electric Co., 2.95%, 03/15/30 (Call 12/15/29)(a)	478	432,291
WEC Energy Group Inc., 1.80%, 10/15/30
(Call 07/15/30)	917	751,548
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	1,327	1,224,003
		48,250,691
Electrical Components & Equipment — 0.2%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	665	555,226
Emerson Electric Co., 1.95%, 10/15/30
(Call 07/15/30)	820	703,672
		1,258,898
Electronics — 0.7%
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	1,648	1,492,178
Flex Ltd., 4.88%, 05/12/30 (Call 02/12/30)	1,130	1,106,194
Honeywell International Inc., 1.95%, 06/01/30
(Call 03/01/30)	1,934	1,665,875
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	1,073	979,775
		5,244,022
Environmental Control — 0.5%
Republic Services Inc., 2.30%, 03/01/30
(Call 12/01/29)	1,362	1,191,386
Waste Connections Inc., 2.60%, 02/01/30
(Call 11/01/29)(a)	1,246	1,117,945
Waste Management Inc., 4.63%, 02/15/30
(Call 12/15/29)	1,330	1,333,551
		3,642,882
Food — 2.4%
Campbell Soup Co., 2.38%, 04/24/30
(Call 01/24/30)(a)	1,150	993,787
Conagra Brands Inc., 8.25%, 09/15/30(a)	487	568,358
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)(a)	1,575	1,418,785
Hershey Co. (The), 1.70%, 06/01/30 (Call 03/01/30)	833	705,330
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	2,028	1,713,810
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	928	828,358
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc., 5.50%, 01/15/30 (Call 01/15/25)	2,387	2,334,229

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The), 2.38%, 03/15/30
(Call 12/15/29)	$735	$637,925
Kellanova, 2.10%, 06/01/30 (Call 03/01/30)(a)	1,062	908,924
Kraft Heinz Foods Co., 3.75%, 04/01/30
(Call 01/01/30)(a)	1,635	1,550,181
Kroger Co. (The), 2.20%, 05/01/30 (Call 02/01/30)	1,086	927,388
McCormick & Co. Inc./MD, 2.50%, 04/15/30
(Call 01/15/30)	1,035	906,445
Mondelez International Inc., 2.75%, 04/13/30
(Call 01/13/30)	1,475	1,328,266
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	770	675,468
5.95%, 04/01/30 (Call 01/01/30)(a)	2,085	2,211,523
		17,708,777
Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30
(Call 10/15/29)	1,708	1,630,330

Gas — 0.6%
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 (Call 07/01/30)	912	761,058
NiSource Inc., 3.60%, 05/01/30 (Call 02/01/30)	1,765	1,644,904
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	507	431,188
Southern California Gas Co., Series XX, 2.55%,
02/01/30 (Call 11/01/29)	1,401	1,233,667
Southwest Gas Corp., 2.20%, 06/15/30
(Call 03/15/30)	795	676,176
		4,746,993
Hand & Machine Tools — 0.4%
Regal Rexnord Corp., 6.30%, 02/15/30
(Call 12/15/29)(b)	1,895	1,945,323
Stanley Black & Decker Inc., 2.30%, 03/15/30
(Call 12/15/29)(a)	1,570	1,340,853
		3,286,176
Health Care - Products — 1.8%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)	1,150	970,124
Agilent Technologies Inc., 2.10%, 06/04/30
(Call 03/04/30)	1,095	939,653
Baxter International Inc., 3.95%, 04/01/30
(Call 01/01/30)	1,067	1,006,901
Boston Scientific Corp., 2.65%, 06/01/30
(Call 03/01/30)	2,471	2,198,953
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)	1,300	1,162,660
GE HealthCare Technologies Inc., 5.86%, 03/15/30
(Call 01/15/30)	2,292	2,407,491
Smith & Nephew PLC, 2.03%, 10/14/30
(Call 07/14/30)	1,645	1,371,994
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	1,992	1,695,862
Thermo Fisher Scientific Inc., 4.98%, 08/10/30
(Call 06/10/30)	1,272	1,300,266
		13,053,904
Health Care - Services — 3.3%
Advocate Health & Hospitals Corp., Series 2020,
2.21%, 06/15/30 (Call 03/15/30)(a)	65	55,930
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	379	329,335
Baylor Scott & White Holdings, Series 2021, 1.78%,
11/15/30 (Call 05/15/30)	326	268,797
Bon Secours Mercy Health Inc., 3.46%, 06/01/30
(Call 12/01/29)	655	595,592
Security	Par (000)	Value

Health Care - Services (continued)
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)	$3,995	$3,455,202
3.38%, 02/15/30 (Call 02/15/25)	3,650	3,268,970
CommonSpirit Health, 2.78%, 10/01/30
(Call 04/01/30)	517	453,315
Elevance Health Inc., 2.25%, 05/15/30 (Call 02/15/30)	2,281	1,968,956
HCA Inc., 3.50%, 09/01/30 (Call 03/01/30)	5,098	4,623,526
Humana Inc., 4.88%, 04/01/30 (Call 01/01/30)	1,156	1,154,127
Quest Diagnostics Inc., 2.95%, 06/30/30
(Call 03/30/30)(a)	1,709	1,527,256
Stanford Health Care, Series 2020, 3.31%, 08/15/30
(Call 05/15/30)	217	199,907
Sutter Health, Series 20A, 2.29%, 08/15/30
(Call 02/15/30)(a)	590	505,866
UnitedHealth Group Inc.
2.00%, 05/15/30	2,455	2,110,174
5.30%, 02/15/30 (Call 12/15/29)	2,355	2,442,511
Universal Health Services Inc., 2.65%, 10/15/30
(Call 07/15/30)	1,500	1,264,570
		24,224,034
Home Builders — 0.3%
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	585	543,800
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)(a)	1,750	1,567,270
		2,111,070
Household Products & Wares — 0.4%
Avery Dennison Corp., 2.65%, 04/30/30
(Call 01/30/30)	575	509,689
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)(a)	1,165	974,466
Kimberly-Clark Corp., 3.10%, 03/26/30
(Call 12/26/29)	1,761	1,631,914
		3,116,069
Insurance — 4.1%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	630	739,786
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	2,106	1,981,528
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)(a)	843	804,932
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)	1,172	940,479
American Financial Group Inc./OH, 5.25%, 04/02/30
(Call 01/02/30)(a)	443	445,327
American International Group Inc., 3.40%, 06/30/30
(Call 03/30/30)	768	708,444
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	2,083	1,848,388
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	755	680,973
Athene Holding Ltd., 6.15%, 04/03/30 (Call 01/03/30)	1,030	1,062,737
AXA SA, 8.60%, 12/15/30	1,293	1,549,830
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	1,378	1,150,159
1.85%, 03/12/30 (Call 12/12/29)(a)	910	791,810
Brighthouse Financial Inc., 5.63%, 05/15/30
(Call 02/15/30)(a)	815	824,361
Chubb INA Holdings Inc., 1.38%, 09/15/30
(Call 06/15/30)(a)	1,805	1,484,000
CNA Financial Corp., 2.05%, 08/15/30 (Call 05/15/30)	820	688,428
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30
(Call 01/29/30)	1,365	1,315,517
Fidelity National Financial Inc., 3.40%, 06/15/30
(Call 03/15/30)	1,325	1,182,726
First American Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)	600	545,688
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)(a)	769	646,478

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30
(Call 06/01/30)	$595	$494,973
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	819	647,675
Lincoln National Corp., 3.05%, 01/15/30
(Call 10/15/29)(a)	599	531,743
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	606	554,930
Marsh & McLennan Companies Inc., 2.25%, 11/15/30
(Call 08/15/30)	1,429	1,226,459
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(a)	2,209	2,211,677
Principal Financial Group Inc., 2.13%, 06/15/30
(Call 03/12/30)	1,309	1,111,675
Progressive Corp. (The), 3.20%, 03/26/30
(Call 12/26/29)(a)	1,150	1,063,736
Prudential Financial Inc., 2.10%, 03/10/30
(Call 12/10/29)(a)	917	801,128
Prudential Funding Asia PLC, 3.13%, 04/14/30	1,321	1,199,735
Reinsurance Group of America Inc., 3.15%, 06/15/30
(Call 03/15/30)	1,275	1,141,726
		30,377,048
Internet — 2.4%
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)(a)	3,512	2,902,382
Amazon.com Inc., 1.50%, 06/03/30 (Call 03/03/30)(a)	3,413	2,882,727
Baidu Inc.
2.38%, 10/09/30 (Call 07/09/30)	320	272,767
3.43%, 04/07/30 (Call 01/07/30)	260	238,547
Booking Holdings Inc., 4.63%, 04/13/30
(Call 01/13/30)	2,913	2,919,784
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)(a)	1,982	1,766,957
Expedia Group Inc., 3.25%, 02/15/30
(Call 11/15/29)(a)	2,482	2,256,031
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(a)	575	522,929
Meta Platforms Inc., 4.80%, 05/15/30
(Call 03/15/30)(a)	1,840	1,872,218
Tencent Music Entertainment Group, 2.00%, 09/03/30
(Call 06/03/30)	794	652,702
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	1,407	1,221,278
		17,508,322
Iron & Steel — 0.7%
Nucor Corp., 2.70%, 06/01/30 (Call 03/01/30)(a)	1,067	962,339
Reliance Steel & Aluminum Co., 2.15%, 08/15/30
(Call 05/15/30)	1,000	844,700
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	1,168	1,076,395
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	2,438	2,211,825
		5,095,259
Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)	903	938,009
Marriott International Inc./MD, Series FF, 4.63%,
06/15/30 (Call 03/15/30)(a)	2,038	2,007,216
Sands China Ltd., 4.63%, 06/18/30 (Call 03/18/30)	990	905,170
		3,850,395
Machinery — 1.3%
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)(a)	1,671	1,513,367
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	1,288	1,190,491
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)(a)	985	877,678
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	570	507,958
John Deere Capital Corp.
2.45%, 01/09/30	1,032	923,877
4.70%, 06/10/30(a)	1,330	1,344,941
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	754	676,604
Security	Par (000)	Value

Machinery (continued)
Otis Worldwide Corp., 2.57%, 02/15/30
(Call 11/15/29)	$2,956	$2,615,440
		9,650,356
Manufacturing — 0.4%
3M Co., 3.05%, 04/15/30 (Call 01/15/30)	1,306	1,177,391
Carlisle Companies Inc., 2.75%, 03/01/30
(Call 12/01/29)	1,472	1,296,832
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)(a)	795	713,225
		3,187,448
Media — 1.9%
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	2,876	2,586,692
3.40%, 04/01/30 (Call 01/01/30)	2,899	2,698,816
4.25%, 10/15/30 (Call 07/15/30)	2,689	2,632,333
Discovery Communications LLC, 3.63%, 05/15/30
(Call 02/15/30)	1,862	1,684,877
Fox Corp., 3.50%, 04/08/30 (Call 01/08/30)(a)	1,085	997,430
Paramount Global, 7.88%, 07/30/30	1,265	1,375,560
Walt Disney Co. (The), 3.80%, 03/22/30(a)	2,288	2,205,697
		14,181,405
Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30
(Call 07/01/30)	1,227	1,068,191
BHP Billiton Finance USA Ltd., 5.25%, 09/08/30
(Call 07/08/30)	1,630	1,677,574
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	903	848,632
4.63%, 08/01/30 (Call 08/01/25)	1,190	1,149,970
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	2,112	1,809,515
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%,
05/13/30 (Call 02/13/30)(b)	40	36,571
		6,590,453
Oil & Gas — 4.5%
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(a)	955	889,113
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	1,895	1,591,699
3.63%, 04/06/30 (Call 01/06/30)(a)	2,332	2,216,325
Canadian Natural Resources Ltd., 2.95%, 07/15/30
(Call 04/15/30)	1,100	969,967
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)(a)	3,026	2,676,731
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)	1,217	1,172,035
EOG Resources Inc., 4.38%, 04/15/30
(Call 01/15/30)(a)	1,720	1,704,491
EQT Corp., 7.00%, 02/01/30 (Call 11/01/29)(a)	1,169	1,255,294
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)	3,374	3,015,138
3.48%, 03/19/30 (Call 12/19/29)	3,340	3,165,655
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	577	545,915
Occidental Petroleum Corp.
6.63%, 09/01/30 (Call 03/01/30)	2,897	3,089,539
8.88%, 07/15/30 (Call 01/15/30)	1,545	1,814,361
Ovintiv Inc., 8.13%, 09/15/30	535	609,443
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)(a)	1,665	1,406,884
Pioneer Natural Resources Co., 1.90%, 08/15/30
(Call 05/15/30)	1,467	1,249,334
Shell International Finance BV, 2.75%, 04/06/30
(Call 01/06/30)	3,300	2,991,964
Tosco Corp., 8.13%, 02/15/30	484	568,273

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital International SA, 2.83%,
01/10/30 (Call 10/10/29)	$2,390	$2,190,307
		33,122,468
Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 4.49%, 05/01/30 (Call 02/01/30)	1,110	1,098,162
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	1,939	1,755,438
Schlumberger Investment SA, 2.65%, 06/26/30
(Call 03/26/30)	1,156	1,035,981
		3,889,581
Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 2.63%, 06/19/30
(Call 03/19/30)	1,055	914,936
Sonoco Products Co., 3.13%, 05/01/30
(Call 02/01/30)	1,145	1,033,125
WestRock MWV LLC, 8.20%, 01/15/30(a)	845	974,967
		2,923,028
Pharmaceuticals — 5.7%
Astrazeneca Finance LLC, 4.90%, 03/03/30
(Call 01/03/30)	1,215	1,245,079
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)(a)	2,325	1,925,285
Becton Dickinson and Co., 2.82%, 05/20/30
(Call 02/20/30)(a)	1,621	1,448,247
Bristol-Myers Squibb Co., 1.45%, 11/13/30
(Call 08/13/30)	2,435	1,993,445
Cencora Inc., 2.80%, 05/15/30 (Call 02/15/30)	835	747,953
Cigna Group (The), 2.40%, 03/15/30 (Call 12/15/29)	3,069	2,679,954
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)(a)	2,400	1,982,192
3.75%, 04/01/30 (Call 01/01/30)	2,856	2,678,834
5.13%, 02/21/30 (Call 12/21/29)	2,680	2,707,314
Johnson & Johnson, 1.30%, 09/01/30
(Call 06/01/30)(a)	2,974	2,485,943
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	2,512	2,096,668
4.30%, 05/17/30 (Call 03/17/30)	1,400	1,391,326
Novartis Capital Corp., 2.20%, 08/14/30
(Call 05/14/30)	2,710	2,382,979
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	2,099	1,783,031
2.63%, 04/01/30 (Call 01/01/30)	2,218	1,997,086
Pfizer Investment Enterprises Pte Ltd., 4.65%,
05/19/30 (Call 03/19/30)	5,210	5,225,440
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30
(Call 12/31/29)	4,644	3,979,711
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	2,743	2,339,289
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	1,585	1,350,861
		42,440,637
Pipelines — 3.9%
DCP Midstream Operating LP, 8.13%, 08/16/30	521	602,643
Enbridge Inc., 6.20%, 11/15/30 (Call 09/15/30)(a)	1,165	1,245,243
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)(a)	2,867	2,649,948
6.40%, 12/01/30 (Call 10/01/30)	1,853	1,977,296
Enterprise Products Operating LLC, 2.80%, 01/31/30
(Call 10/31/29)	2,572	2,320,969
Magellan Midstream Partners LP, 3.25%, 06/01/30
(Call 03/01/30)(a)	978	887,992
MPLX LP, 2.65%, 08/15/30 (Call 05/15/30)(a)	2,713	2,351,586
Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	$1,461	$1,312,433
5.80%, 11/01/30 (Call 09/01/30)	979	1,016,211
Plains All American Pipeline LP/PAA Finance Corp.,
3.80%, 09/15/30 (Call 06/15/30)	1,507	1,388,893
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30
(Call 11/15/29)(a)	3,835	3,742,986
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 03/01/30
(Call 03/01/25)	2,050	2,041,067
TransCanada PipeLines Ltd., 4.10%, 04/15/30
(Call 01/15/30)	2,494	2,376,999
Transcontinental Gas Pipe Line Co. LLC, 3.25%,
05/15/30 (Call 02/15/30)	1,395	1,270,981
Western Midstream Operating LP, 4.05%, 02/01/30
(Call 11/01/29)(a)	2,133	2,001,274
Williams Cos. Inc. (The), 3.50%, 11/15/30
(Call 08/15/30)	1,917	1,757,318
		28,943,839
Real Estate — 0.1%
Realty Income Corp., 3.40%, 01/15/30 (Call 10/15/29)	995	913,798

Real Estate Investment Trusts — 6.0%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	597	516,101
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30 (Call 04/01/30)	895	872,671
4.90%, 12/15/30 (Call 09/15/30)	1,432	1,418,370
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	1,499	1,228,158
2.10%, 06/15/30 (Call 03/15/30)	1,493	1,253,490
2.90%, 01/15/30 (Call 10/15/29)	1,410	1,254,816
AvalonBay Communities Inc., 2.30%, 03/01/30
(Call 12/01/29)	1,154	1,007,470
Boston Properties LP, 2.90%, 03/15/30
(Call 12/15/29)	1,316	1,132,126
Brixmor Operating Partnership LP, 4.05%, 07/01/30
(Call 04/01/30)	1,495	1,397,860
Camden Property Trust, 2.80%, 05/15/30
(Call 02/15/30)	1,479	1,321,717
Crown Castle Inc., 3.30%, 07/01/30 (Call 04/01/30)(a)	1,380	1,232,815
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	782	693,435
Equinix Inc., 2.15%, 07/15/30 (Call 04/15/30)(a)	2,122	1,792,118
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)	1,134	1,004,882
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	1,157	1,032,547
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	745	618,054
5.50%, 07/01/30 (Call 05/01/30)	833	849,649
Federal Realty OP LP, 3.50%, 06/01/30
(Call 03/01/30)	698	638,388
GLP Capital LP/GLP Financing II Inc., 4.00%,
01/15/30 (Call 10/17/29)(a)	1,206	1,102,227
Healthcare Realty Holdings LP, 3.10%, 02/15/30
(Call 11/15/29)	1,266	1,110,171
Healthpeak OP LLC, 3.00%, 01/15/30
(Call 10/15/29)(a)	1,402	1,252,523
Highwoods Realty LP, 3.05%, 02/15/30
(Call 11/15/29)	655	552,711
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30
(Call 06/15/30)(a)	1,353	1,216,583
Invitation Homes Operating Partnership LP, 5.45%,
08/15/30 (Call 06/15/30)	860	864,913

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	$925	$793,888
Kimco Realty OP LLC, 2.70%, 10/01/30
(Call 07/01/30)	918	796,783
Kite Realty Group Trust, 4.75%, 09/15/30
(Call 06/15/30)	800	769,271
LXP Industrial Trust, 2.70%, 09/15/30 (Call 06/15/30)	789	662,164
Mid-America Apartments LP, 2.75%, 03/15/30
(Call 12/15/29)	310	276,185
NNN REIT Inc., 2.50%, 04/15/30 (Call 01/15/30)(a)	673	580,718
Piedmont Operating Partnership LP, 3.15%, 08/15/30
(Call 05/15/30)(a)	501	386,464
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	1,510	1,220,508
1.75%, 07/01/30 (Call 04/01/30)	608	507,668
2.25%, 04/15/30 (Call 01/15/30)	1,753	1,530,827
Realty Income Corp., 4.85%, 03/15/30 (Call 01/15/30)	1,155	1,154,420
Regency Centers LP, 3.70%, 06/15/30 (Call 03/15/30)	1,055	977,995
Rexford Industrial Realty LP, 2.13%, 12/01/30
(Call 09/01/30)	628	516,071
Simon Property Group LP, 2.65%, 07/15/30
(Call 04/15/30)	1,371	1,212,022
STORE Capital Corp., 2.75%, 11/18/30
(Call 08/18/30)	690	545,212
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	1,220	1,107,691
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	1,029	913,375
4.75%, 11/15/30 (Call 08/15/30)	923	901,724
VICI Properties LP, 4.95%, 02/15/30 (Call 12/15/29)(a)	1,795	1,740,932
Welltower OP LLC, 3.10%, 01/15/30 (Call 10/15/29)(a)	1,427	1,292,281
Weyerhaeuser Co., 4.00%, 04/15/30
(Call 01/15/30)(a)	1,596	1,519,031
		44,769,025
Retail — 3.9%
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)(a)	1,023	982,754
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	1,543	1,475,989
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)(a)	1,075	894,536
Costco Wholesale Corp., 1.60%, 04/20/30
(Call 01/20/30)	3,179	2,695,697
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	2,026	1,863,374
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	895	732,328
Home Depot Inc. (The), 2.70%, 04/15/30
(Call 01/15/30)(a)	2,841	2,575,474
Lowe's Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)(a)	2,370	1,964,363
4.50%, 04/15/30 (Call 01/15/30)(a)	2,375	2,355,585
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)	1,444	1,260,773
3.60%, 07/01/30 (Call 04/01/30)	1,961	1,852,723
O'Reilly Automotive Inc., 4.20%, 04/01/30
(Call 01/01/30)	990	955,953
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	1,431	1,249,659
2.55%, 11/15/30 (Call 08/15/30)	2,420	2,125,438
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)(a)	1,491	1,327,734
2.65%, 09/15/30 (Call 06/15/30)	842	753,980
TJX Cos. Inc. (The), 3.88%, 04/15/30
(Call 01/15/30)(a)	963	931,784
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	1,177	961,691
Security	Par (000)	Value

Retail (continued)
Walmart Inc.
4.00%, 04/15/30 (Call 02/15/30)(a)	$960	$949,351
7.55%, 02/15/30(a)	835	981,363
		28,890,549
Semiconductors — 3.1%
Applied Materials Inc., 1.75%, 06/01/30
(Call 03/01/30)(a)	1,522	1,296,934
Broadcom Inc.
4.15%, 11/15/30 (Call 08/15/30)	3,545	3,381,355
5.00%, 04/15/30 (Call 01/15/30)(a)	1,229	1,247,030
Intel Corp.
3.90%, 03/25/30 (Call 12/25/29)	3,003	2,883,730
5.13%, 02/10/30 (Call 12/10/29)	2,055	2,117,108
Lam Research Corp., 1.90%, 06/15/30
(Call 03/15/30)	1,507	1,289,499
Micron Technology Inc., 4.66%, 02/15/30
(Call 11/15/29)(a)	1,769	1,736,529
NVIDIA Corp., 2.85%, 04/01/30 (Call 01/01/30)	2,699	2,476,829
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%,
05/01/30 (Call 02/01/30)	1,867	1,705,850
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	2,362	2,062,528
Texas Instruments Inc., 1.75%, 05/04/30
(Call 02/04/30)	1,443	1,230,492
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	1,464	1,298,972
		22,726,856
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30
(Call 02/01/30)	1,020	974,373

Software — 2.5%
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	2,421	2,165,513
Autodesk Inc., 2.85%, 01/15/30 (Call 10/15/29)	717	648,276
Fiserv Inc., 2.65%, 06/01/30 (Call 03/01/30)	1,915	1,683,158
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)	910	760,941
Microsoft Corp., 1.35%, 09/15/30 (Call 06/15/30)(b)	899	750,515
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)(a)	5,900	5,306,189
3.25%, 05/15/30 (Call 02/15/30)	863	788,554
4.65%, 05/06/30 (Call 03/06/30)	1,335	1,320,832
Roper Technologies Inc., 2.00%, 06/30/30
(Call 03/30/30)(a)	1,270	1,076,972
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)(a)	2,745	2,252,136
VMware LLC, 4.70%, 05/15/30 (Call 02/15/30)	1,511	1,486,829
		18,239,915
Telecommunications — 6.5%
America Movil SAB de CV, 2.88%, 05/07/30
(Call 02/07/30)(a)	1,659	1,483,662
AT&T Inc., 4.30%, 02/15/30 (Call 11/15/29)	6,075	5,907,894
British Telecommunications PLC, 9.63%, 12/15/30	5,030	6,212,043
Deutsche Telekom International Finance BV, 8.75%,
06/15/30(a)	6,513	7,754,722
Juniper Networks Inc., 2.00%, 12/10/30
(Call 09/10/30)(a)	897	732,739
Koninklijke KPN NV, 8.38%, 10/01/30	1,007	1,195,648
Motorola Solutions Inc., 2.30%, 11/15/30
(Call 08/15/30)	1,833	1,543,734
Telefonica Europe BV, 8.25%, 09/15/30	2,460	2,855,517
T-Mobile USA Inc., 3.88%, 04/15/30 (Call 01/15/30)	12,591	11,896,610
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	1,911	1,568,927

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
1.68%, 10/30/30 (Call 07/30/30)	$2,161	$1,775,104
3.15%, 03/22/30 (Call 12/22/29)	2,836	2,582,278
7.75%, 12/01/30	1,050	1,223,124
Vodafone Group PLC, 7.88%, 02/15/30	1,518	1,745,624
		48,477,626
Transportation — 0.9%
Canadian Pacific Railway Co., 2.05%, 03/05/30
(Call 12/05/29)	1,159	995,561
CSX Corp., 2.40%, 02/15/30 (Call 11/15/29)	721	637,956
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)(a)	1,542	1,501,673
Norfolk Southern Corp., 5.05%, 08/01/30
(Call 06/01/30)	1,135	1,156,587
Union Pacific Corp., 2.40%, 02/05/30 (Call 11/05/29)	1,421	1,260,064
United Parcel Service Inc., 4.45%, 04/01/30
(Call 01/01/30)	1,368	1,372,306
		6,924,147
Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	873	819,887

Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30
(Call 02/01/30)	924	827,525
Essential Utilities Inc., 2.70%, 04/15/30
(Call 01/15/30)	918	805,223
		1,632,748

Total Long-Term Investments — 98.5%
(Cost: $730,538,642)		730,879,268

Security	Shares	Value

Short-Term Securities

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(c)(d)(e)	52,685,187	$52,716,798
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(c)(d)	2,430,000	2,430,000

Total Short-Term Securities — 7.5%
(Cost: $55,127,793)		55,146,798

Total Investments — 106.0%
(Cost: $785,666,435)		786,026,066

Liabilities in Excess of Other Assets — (6.0)%		(44,252,263)

Net Assets — 100.0%		$741,773,803

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,928,838	$22,779,199	(a)	$—	$934	$7,827	$52,716,798	52,685,187	$34,006	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,710,000	720,000	(a)	—	—	—	2,430,000	2,430,000	21,718		—
					$934	$7,827	$55,146,798		$55,724		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Corporate ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$730,879,268	$—	$730,879,268
Short-Term Securities
Money Market Funds	55,146,798	—	—	55,146,798
	$55,146,798	$730,879,268	$—	$786,026,066

Portfolio Abbreviation

REIT	Real Estate Investment Trust